Restructuring Costs, Net (Tables)	9 Months Ended
Sep. 30, 2014
Restructuring and Related Activities [Abstract]
Components of Restructuring Costs, Net

The components of restructuring costs, net are as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Manufacturing and distribution footprint optimization	$5.6	$0.2	$10.8	$0.4
Severance	—	0.6	3.3	2.0
Impairment of property, plant and equipment	0.3	—	0.3	0.8
Gain on sale of equipment	(0.1)	—	(0.2)	—
Curtailment and settlement gains	—	—	—	(0.3)

	$5.8	$0.8	$14.2	$2.9

Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the nine months ended September 30, 2014 and 2013 (in millions):

	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2013	$1.4	$—	$—	$—	$1.4
Charges	3.3	0.3	—	10.6	14.2
Usage	(4.2)	(0.3)	—	(10.6)	(15.1)

Balance at September 30, 2014	$0.5	$—	$—	$—	$0.5

Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	2.0	0.8	(0.3)	0.4	2.9
Usage	(2.3)	(0.8)	(0.5)	(0.4)	(4.0)

Balance at September 30, 2013	$1.0	$—	$0.1	$—	$1.1